NET INCOME PER SHARE	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
NET INCOME PER SHARE
NET INCOME PER SHARE

14.    NET INCOME PER SHARE

For the year ended December 31, 2019, the Group has determined that its all classes of convertible redeemable preferred shares are participating securities as they participate in undistributed earnings on an as-if-converted basis. The holders of the Preferred Shares are entitled to receive dividends on a pro rata basis, as if their shares had been converted into ordinary shares. Accordingly, the Group uses the two-class method of computing net income per share, for ordinary shares and preferred shares according to the participation rights in undistributed earnings. For the year ended December 31, 2020, the Company issued pre-funded warrants to purchase 53,600,000 shares of Class A ordinary shares with an exercise price of US$0.00001 that are included in our computation of basic earnings per share. For the year ended December 31, 2021, the investment firm exercised these pre-funded warrants which increased 53,599,890 shares of Class A ordinary shares, and 110 shares were retrieved as the consideration of share purchase.

Basic net income per share and diluted net income per share have been calculated in accordance with ASC 260 on computation of earnings per share for the six months ended June 30, 2021 and 2022 as follows:

	Six months ended June 30,
	2021	2022

	(HK$ in thousands, except for share and per share data)
Basic net income per share calculation:
Numerator:
Net income attributable to ordinary shareholders of the Company	1,696,190	1,213,525
Denominator:
Weighted average number of ordinary shares outstanding - basic	1,173,661,489	1,158,972,163
Net income per share attributable to ordinary shareholders of the Company - basic	1.45	1.05
Diluted net income per share calculation:
Numerator:
Net income attributable to ordinary Shareholders of the Company	1,696,190	1,213,525
Denominator:
Weighted average number of ordinary shares outstanding - basic	1,173,661,489	1,158,972,163
Dilutive effect of share options and restricted share units	20,919,384	10,600,352
Weighted average number of ordinary shares outstanding - diluted	1,194,580,873	1,169,572,515
Net income per share attributable to ordinary shareholders of the Company - diluted	1.42	1.04

For the six months ended June 30, 2021 and 2022, options to purchase ordinary shares and restricted share units that were anti-dilutive and excluded from the calculation of diluted net income per share were  nil and 4,390,826 shares on a weighted average basis, respectively.

14.    NET INCOME PER SHARE

For the year ended December 31, 2019, the Group has determined that its all classes of convertible redeemable preferred shares are participating securities as they participate in undistributed earnings on an as-if-converted basis. The holders of the Preferred Shares are entitled to receive dividends on a pro rata basis, as if their shares had been converted into ordinary shares. Accordingly, the Group uses the two-class method of computing net income per share, for ordinary shares and preferred shares according to the participation rights in undistributed earnings. For the year ended December 31, 2020, the Company issued pre-funded warrants to purchase 53,600,000 shares of Class A ordinary shares with an exercise price of US$0.00001 that are included in our computation of basic earnings per share. For the year ended December 31, 2021, the investment firm exercised these pre-funded warrants which increased 53,599,890 shares of Class A ordinary shares, and 110 shares were retrieved as the consideration of share purchase.

14.    NET INCOME PER SHARE (Continued)

Basic net income per share and diluted net income per share have been calculated in accordance with ASC 260 on computation of earnings per share for the nine months ended September 30, 2021 and 2022 as follows:

	Nine months ended September 30,
	2021	2022

	(HK$ in thousands, except for share and per share data)
Basic net income per share calculation:
Numerator:
Net income attributable to ordinary shareholders of the Company	2,311,401	1,968,168
Denominator:
Weighted average number of ordinary shares outstanding - basic	1,192,527,761	1,147,484,439
Net income per share attributable to ordinary shareholders of the Company – basic	1.94	1.72

Diluted net income per share calculation:
Numerator:
Net income attributable to ordinary Shareholders of the Company	2,311,401	1,968,168
Denominator:
Weighted average number of ordinary shares outstanding - basic	1,192,527,761	1,147,484,439
Dilutive effect of share options and restricted share units	19,664,213	10,917,137
Weighted average number of ordinary shares outstanding - diluted	1,212,191,974	1,158,401,576
Net income per share attributable to ordinary shareholders of the Company - diluted	1.91	1.70

For the nine months ended September 30, 2021 and 2022, options to purchase ordinary shares and restricted share units that were anti-dilutive and excluded from the calculation of diluted net income per share were nil and 4,975,271 shares on a weighted average basis, respectively.